UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ABERDEEN SINGAPORE FUND

Ticker Symbol:SGF	Cusip Number:003244100
Record Date: 4/29/2016	Meeting Date: 6/22/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A,B	director election	For	Issuer	For	With

ADAMS NATURAL RESOURCES FUND

Ticker Symbol:PEO	Cusip Number:00548F105
Record Date: 2/5/2016	Meeting Date: 4/14/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor selection	For	Issuer	For	With

ANCHOR BANC

Ticker Symbol:ANCB	Cusip Number:032838104
Record Date: 9/2/2015	Meeting Date: 10/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	2015 equity incentive plan	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

ASTA FUNDING

Ticker Symbol:ASFI	Cusip Number:046220109
Record Date: 8/12/2015	Meeting Date: 9/17/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

ATWOOD OCEANICS

Ticker Symbol:ATW	Cusip Number:050095108
Record Date: 12/18/2015	Meeting Date: 2/17/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	2013 LT Incentive Plan	Against	Issuer	For	Against
4	auditor approval	For	Issuer	For	With

BABSON PARTICIPATION INVESTORS

Ticker Symbol:MPV	Cusip Number:05616B100
Record Date: 2/24/2016	Meeting Date: 4/22/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

CENTRAL EUROPE RUSSIA & TURKEY FUND

Ticker Symbol:CEE	Cusip Number:153436100
Record Date: 5/17/2016	Meeting Date: 6/30/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

COSTAR TECH

Ticker Symbol:CSTI	Cusip Number:22161J206
Record Date: 10/13/2015	Meeting Date: 11/17/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor selection	For	Issuer	For	With

CSS INDUSTRIES

Ticker Symbol:CSS	Cusip Number:125906107
Record Date: 6/1/2015	Meeting Date: 7/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

DAWSON GEO

Ticker Symbol:DWSN	Cusip Number:239360100
Record Date: 3/16/2016	Meeting Date: 5/5/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	Against	Issuer	For	Against
2	auditor approval	For	Issuer	For	With
3	2016 stock & performance incentive plan	Against	Issuer	For	Against
4	executive compensation	Against	Issuer	For	Against

DORIAN LPG

Ticker Symbol:LPG	Cusip Number:Y210R110
Record Date: 6/1/2015	Meeting Date: 7/23/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	2014 equity incentive plan	Against	Issuer	For	Against

EMC INSURANCE

Ticker Symbol:EMCI	Cusip Number:286664109
Record Date: 3/22/2016	Meeting Date: 5/19/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1ABCDE	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	executive annual bonus plan	Against	Issuer	For	Against
4	executive LT incentive plan	Against	Issuer	For	Against
5	auditor approval	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FAC	Cusip Number:318457108
Record Date: 3/23/2016	Meeting Date: 5/10/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

FORESTAR GROUP

Ticker Symbol:FOR	Cusip Number:346233109
Record Date: 3/11/2016	Meeting Date: 5/10/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	2007 stock incentive plan	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

GETTY REALTY

Ticker Symbol:GTY	Cusip Number:374297109
Record Date: 3/24/2016	Meeting Date: 5/19/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1ABCDEF	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

GULF ISLAND FABRICATION

Ticker Symbol:GIFI	Cusip Number:402307102
Record Date: 4/4/2016	Meeting Date: 5/18/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	auditor approval	For	Issuer	For	With

GULFMARK OFFSHORE

Ticker Symbol:GLF	Cusip Number:402629208
Record Date: 4/11/2016	Meeting Date: 6/6/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	2014 omnibus equity incentive plan	Against	Issuer	For	Against
3	2011 non employee director incentive plan	Against	Issuer	For	Against
4	2011 employee stock purchase plan	Against	Issuer	For	Against
5	executive compensation	For	Issuer	For	With
6	auditor approval	For	Issuer	For	With

HALLMARK FINANCIAL

Ticker Symbol:HALL	Cusip Number:40624Q203
Record Date: 4/8/2016	Meeting Date: 6/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	Against	Issuer	For	Against
3	shareholder proposal	For	Issuer	For	With

JAPAN SMALL CAP FUND

Ticker Symbol:JOF	Cusip Number:47109U104
Record Date: 9/21/2015	Meeting Date: 11/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With

NATIONAL SECURITY GROUP

Ticker Symbol:NSEC	Cusip Number:637546102
Record Date: 3/21/2016	Meeting Date: 5/20/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

NAVIGATORS GROUP

Ticker Symbol:NAVG	Cusip Number:638904102
Record Date: 3/28/2016	Meeting Date: 5/26/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

OLD REPUBLIC

Ticker Symbol:ORI	Cusip Number:680223104
Record Date: 3/31/2016	Meeting Date: 5/27/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With
4	shareholder proposal	Against	Issuer	Against	With

PREFERRED BANK

Ticker Symbol:PFBC	Cusip Number:740367404
Record Date: 3/29/2016	Meeting Date: 5/17/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

REGIONAL MGMT

Ticker Symbol:RM	Cusip Number:75902K106
Record Date: 3/4/2016	Meeting Date: 4/27/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With

SEACOR

Ticker Symbol:CKH	Cusip Number:811904101
Record Date: 4/6/2016	Meeting Date: 6/1/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

SWK HOLDINGS

Ticker Symbol:SWKH	Cusip Number:78501P203
Record Date: 5/11/2016	Meeting Date: 5/31/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	auditor approval	For	Issuer	For	With
3	executive compensation	For	Issuer	For	With

SYNALLOY

Ticker Symbol:SYNL	Cusip Number:871565107
Record Date: 3/7/2016	Meeting Date: 5/5/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

TIDEWATER INC

Ticker Symbol:TDW	Cusip Number:886423102
Record Date: 6/8/2015	Meeting Date: 7/30/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor approval	For	Issuer	For	With

UNIT CORP

Ticker Symbol:UNT	Cusip Number:909218109
Record Date: 3/7/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1ABC	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	auditor selection	For	Issuer	For	With

UNIVERSAL STAINLESS

Ticker Symbol:USAP	Cusip Number:913837100
Record Date: 3/24/2016	Meeting Date: 5/10/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	director election	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	employee stock purchase plan	For	Issuer	For	With
4	auditor approval	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 7, 2016

*Print the name and title of each signing officer under his or her signature.